[USAA                 USAA TOTAL RETURN STRATEGY FUND
EAGLE                  SUPPLEMENT DATED MARCH 9, 2009
LOGO (R)]                 TO THE FUND'S PROSPECTUS
                             DATED MAY 1, 2008

                       USAA GLOBAL OPPORTUNITIES FUND
                       SUPPLEMENT DATED MARCH 9, 2009
                          TO THE FUND'S PROSPECTUS
                            DATED JULY 31, 2008

                        USAA BALANCED STRATEGY FUND
                       USAA CORNERSTONE STRATEGY FUND
                       SUPPLEMENT DATED MARCH 9, 2009
                         TO EACH FUND'S PROSPECTUS
                           DATED OCTOBER 1, 2008

                        USAA FIRST START GROWTH FUND
                       SUPPLEMENT DATED MARCH 9, 2009
                          TO THE FUND'S PROSPECTUS
                           DATED DECEMBER 1, 2008


Effective February 13, 2009, Stu Rosenthal is no longer a member of the Volaris Volatility Management Group of Credit Suisse Securities (USA) LLC and is therefore removed from each of the above-named funds' prospectus as a portfolio manager. Laura B. Friedman and Defina Maluki have been added to the above-named funds' prospectus, along with Yirong Li, as the portfolio managers responsible for the day-to-day management of the portion of the funds' assets managed by Credit Suisse Securities (USA) LLC.

Laura Friedman is a managing director of Credit Suisse and Head of Volaris Volatility Management. She is responsible for managing Volaris' volatility management and yield enhancement business. Ms. Friedman has spent her career as a derivatives strategist and portfolio manager, developing alternative investment products and solutions for both investment institutions and private clients. She joined Credit Suisse in June 2003 with the acquisition of Volaris Advisors by Credit Suisse. Education: B.A., Theoretical Mathematics and Political Science, Brandeis University; and M.B.A., Finance and Statistics, the University of Chicago Graduate School of Business.

Defina Maluki is a portfolio manager and quantitative analyst on the Volaris Portfolio Management and Trading team. He is responsible for the portfolio management, research, and development, with primary focus on Volaris' Volatility Income Strategy. Prior to joining Volaris in March 2006, Mr. Maluki began his career at Goldman Sachs in July 2002, where he developed fixed income trading and hedging models for a quantitative-macro hedge fund. Education: B.S., with high honors, Electrical Engineering, Illinois Institute of Technology. He is currently working on his M.B.A. from the University of Chicago Graduate School of Business. Mr. Maluki is a CFA charter holder.


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